Shareholders equity (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Aug. 04, 2025	Dec. 06, 2024	Mar. 17, 2025	Aug. 22, 2024	May 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Aug. 26, 2024	Sep. 30, 2019
Common stock, shares issued						100,182	96,167	39,511
Redemption of convertible notes						$ 244,284	$ 1,200,000	$ 1,100,000
Shares issued under Share incentive plan						1,168,000
Percentage of shares issued under share incentive plan						10.00%
Vesting percentage						20.00%
Ordinary shares granted						596,600
Ordinary shares to be issued						238	238
Statutory surplus reserve						10.00%
Ownership in subsidiary						50.00%
Statutory reserve						$ 700,000	$ 700,000
Ordinary share, par or stated value per share						$ 2.40	$ 2.40
Ordinary share, shares authorized						5,000,000,000
Share capital, shares authorized						100,000,000
Share capital, shares authorized increased						12,000,000,000
Description of dividend shares			the Company consolidated its ordinary shares at a ratio of one-for-twelve from $100,000,000 divided into 500,000,000 ordinary shares of a par value of $0.20 each to $100,000,000 divided into 41,666,667 ordinary shares of a par value of $2.40 each		the Company consolidated its ordinary shares at a ratio of one-for-twenty-five. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each
Common stock, shares issued						5,481,874	889,906
Price per share						$ 2.40	$ 0.30	$ 0.38
Ordinary shares cancelled						706	191	39
Ordinary stock, shares issued others						4,166,667	3,433,167	21,052,632
Warrants outstanding						9,080,374	1,072,865	0		919,808
Proceeds from issuance of stock						$ 9,850,000	$ 800,000	$ 7,900,000
Share consolidation description								the issuance of 21,052,632 ordinary shares was retrospectively adjusted to 2,631,579, and to 219,298 ordinary shares, respectively
Warrants - Series A | Securities Purchase Agreement
Common stock, shares issued				3,433,167
Warrants to purchase ordinary shares				3,433,167
Ordinary shares, par value				$ 0.20
Warrants outstanding						747,040	1,072,865
Warrants exercise price									$ 0.75
Warrants issued						325,825			3,433,167
Description of warrants adjustment		the warrant was adjusted to an exercise price of $0.20 (or $2.40 after adjusted for the effect of the reverse share split) and, correspondingly, the number of warrants adjusted to 12,874,377 (or 1,072,865 after adjusted for the effect of the reverse share split)
Proceeds from issuance of warrants				$ 1,030,000.00		$ 781,980
Warrants - Series C | Securities Purchase Agreement
Common stock, shares issued	4,166,667
Warrants to purchase ordinary shares	8,333,334
Ordinary shares, par value	$ 2.4
Warrants outstanding						8,333,334
Proceeds from issuance of warrants	$ 10,000,000.0